Consolidated Balance Sheet Components - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,500	$ 3,300	$ 3,600
Original cost of property and equipment disposed	23,621	23,759
Accumulated depreciation	12,651	11,055
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Property, Plant and Equipment [Line Items]
Original cost of property and equipment disposed	900	2,700
Accumulated depreciation	$ 800	$ 2,600